Schedule of property and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	$ 10,966
Impairment	(240)	$ (1,061)
Property and equipment, Ending	9,806	10,966
Equipment not available for use [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	2,805
Property and equipment, Ending	2,420	2,805
Equipments [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	3,350
Property and equipment, Ending	2,848	3,350
Office equipment [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	95
Property and equipment, Ending	74	95
Buildings [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	2,017
Property and equipment, Ending	1,854	2,017
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	2,699
Property and equipment, Ending	2,609	2,699
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	20,099	21,449
Acquisition of Aeterna (note 5)		235
Additions	82	2,581
Impairment	(240)	(1,061)
Disposals	(638)	(1,310)
Impact of foreign exchange rate changes	1,122	(1,795)
Property and equipment, Ending	20,425	20,099	21,449
Gross carrying amount [member] | Equipment not available for use [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	2,805	2,199
Acquisition of Aeterna (note 5)
Additions	10	1,395
Impairment	(240)	(547)
Disposals	(288)
Impact of foreign exchange rate changes	133	(242)
Property and equipment, Ending	2,420	2,805	2,199
Gross carrying amount [member] | Equipments [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	7,722	9,059
Acquisition of Aeterna (note 5)		124
Additions	33	224
Impairment
Disposals	(184)	(989)
Impact of foreign exchange rate changes	491	(696)
Property and equipment, Ending	8,062	7,722	9,059
Gross carrying amount [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	376	717
Acquisition of Aeterna (note 5)		23
Additions	8	12
Impairment
Disposals	(164)	(321)
Impact of foreign exchange rate changes	35	(55)
Property and equipment, Ending	255	376	717
Gross carrying amount [member] | Buildings [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	3,552	2,794
Acquisition of Aeterna (note 5)		88
Additions		939
Impairment
Disposals
Impact of foreign exchange rate changes	183	(269)
Property and equipment, Ending	3,735	3,552	2,794
Gross carrying amount [member] | Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	5,644	6,680
Acquisition of Aeterna (note 5)
Additions	31	11
Impairment		(514)
Disposals	(2)
Impact of foreign exchange rate changes	280	(533)
Property and equipment, Ending	5,953	5,644	6,680
Accumulated depreciation [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	9,133	9,804
Amortization	1,188	1,445
Disposals	(287)	(1,310)
Impact of foreign exchange rate changes	585	(806)
Property and equipment, Ending	10,619	9,133	9,804
Accumulated depreciation [member] | Equipment not available for use [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning
Amortization
Disposals
Impact of foreign exchange rate changes
Property and equipment, Ending
Accumulated depreciation [member] | Equipments [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	4,372	5,148
Amortization	644	612
Disposals	(125)	(989)
Impact of foreign exchange rate changes	323	(399)
Property and equipment, Ending	5,214	4,372	5,148
Accumulated depreciation [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	281	613
Amortization	29	36
Disposals	(159)	(321)
Impact of foreign exchange rate changes	30	(47)
Property and equipment, Ending	181	281	613
Accumulated depreciation [member] | Buildings [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	1,535	1,313
Amortization	262	343
Disposals
Impact of foreign exchange rate changes	84	(121)
Property and equipment, Ending	1,881	1,535	1,313
Accumulated depreciation [member] | Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	2,945	2,730
Amortization	253	454
Disposals	(2)
Impact of foreign exchange rate changes	148	(239)
Property and equipment, Ending	$ 3,344	$ 2,945	$ 2,730